UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2025

Date of reporting period: April 30, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

Institutional Shares - PDAIX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Institutional Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Institutional Shares	$37	0.75%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$116,365,306	857	$183,272	80%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

United States 57.2%
Japan 8.7%
Hong Kong 4.3%
Exchange-Traded Fund 4.1%
India 3.7%
China 2.3%
United Kingdom 2.3%
France 1.8%
Switzerland 1.1%
Germany 1.1%
Taiwan 1.0%
Netherlands 0.7%
Other Countries 4.3%
Forward Contracts 0.5%
Futures Contracts 0.1%

Value	Value
Futures Contracts	0.1%
Forward Contracts	0.5%
Other Countries	4.3%
Netherlands	0.7%
Taiwan	1.0%
Germany	1.1%
Switzerland	1.1%
France	1.8%
United Kingdom	2.3%
China	2.3%
India	3.7%
Exchange-Traded Fund	4.1%
Hong Kong	4.3%
Japan	8.7%
United States	57.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Invesco DB Precious Metals Fund	4.0%
U.S. Treasury Bills, 4.26%, 7/10/2025	3.8%
U.S. Treasury Bills, 4.23%, 5/15/2025	2.9%
U.S. Treasury Bills, 4.23%, 6/3/2025	2.9%
Microsoft	1.6%
NVIDIA	0.9%
Tencent Holdings	0.8%
JPMorgan Chase	0.7%
Crowdstrike Holdings, Cl A	0.7%
Alibaba Group Holding	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-225-4164

  https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-225-4164 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

PDAIX-SAR-2025

The Advisors' Inner Circle Fund III

PineBridge Dynamic Asset Allocation Fund

Investor Servicing Shares - PDAVX

Semi-Annual Shareholder Report: April 30, 2025

This semi-annual shareholder report contains important information about Investor Servicing Shares of the PineBridge Dynamic Asset Allocation Fund (the "Fund") for the period from November 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional. You can also request this information by contacting us at 877-225-4164.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PineBridge Dynamic Asset Allocation Fund, Investor Servicing Shares	$45	0.90%

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$116,365,306	857	$183,272	80%

What did the Fund invest in?

Country/Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	0.1%
Forward Contracts	0.5%
Other Countries	4.3%
Netherlands	0.7%
Taiwan	1.0%
Germany	1.1%
Switzerland	1.1%
France	1.8%
United Kingdom	2.3%
China	2.3%
India	3.7%
Exchange-Traded Fund	4.1%
Hong Kong	4.3%
Japan	8.7%
United States	57.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Invesco DB Precious Metals Fund	4.0%
U.S. Treasury Bills, 4.26%, 7/10/2025	3.8%
U.S. Treasury Bills, 4.23%, 5/15/2025	2.9%
U.S. Treasury Bills, 4.23%, 6/3/2025	2.9%
Microsoft	1.6%
NVIDIA	0.9%
Tencent Holdings	0.8%
JPMorgan Chase	0.7%
Crowdstrike Holdings, Cl A	0.7%
Alibaba Group Holding	0.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-225-4164

  https://www.pinebridge.com/en-us/intermediary/funds/pinebridge-dynamic-asset-allocation-fund/institutional

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-225-4164 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

PDAVX-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund III

PineBridge INVESTMENTS

PineBridge Dynamic Asset Allocation Fund

SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
APRIL 30, 2025

Investment Adviser:

PineBridge Investments LLC

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	31
Statement of Operations	32
Statements of Changes in Net Assets	34
Financial Highlights	35
Notes to Financial Statements	39
Other Information (Form N-CSRS Items 8-11)	64

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 73.6%

	Shares	Value
Australia — 0.2%
Paladin Energy *	9,565	$35,890
WiseTech Global	2,059	117,080
Xero *	1,092	115,002
		267,972
Belgium — 0.1%
UCB	609	111,654

Brazil — 0.2%
MercadoLibre *	39	90,903
Rumo	11,463	39,024
TIM	41,406	137,822
		267,749
China — 1.4%
Agricultural Bank of China, Cl A	44,800	33,438
Alibaba Group Holding	55,286	825,422
Anhui Conch Cement, Cl A	5,800	19,219
Baoshan Iron & Steel, Cl A	23,500	22,106
Beijing Career International, Cl A	5,000	22,959
BYD, Cl A	100	4,867
China Minsheng Banking, Cl A	30,200	16,564
China State Construction Engineering, Cl A	39,800	30,199
China Vanke, Cl A *	9,500	8,911
Contemporary Amperex Technology, Cl A	1,100	35,171
Fujian Sunner Development, Cl A	10,500	23,201
Gree Electric Appliances of Zhuhai, Cl A	4,400	27,609
Guangdong Haid Group, Cl A	4,200	32,069
Guangxi Liugong Machinery, Cl A	6,600	9,042
Guangxi LiuYao Group, Cl A	4,000	9,319
Han’s Laser Technology Industry Group, Cl A	5,100	16,249
Huadong Medicine, Cl A	5,100	27,259
Industrial & Commercial Bank of China, Cl A	26,200	25,283
Industrial Bank, Cl A	12,700	36,524
Inner Mongolia Yili Industrial Group, Cl A	5,700	23,356
Jiangsu Hengrui Pharmaceuticals, Cl A	2,800	19,677
Kweichow Moutai, Cl A	100	21,305
LONGi Green Energy Technology, Cl A	6,700	13,566
Luxshare Precision Industry, Cl A	5,300	22,560
Nantong Jianghai Capacitor, Cl A	4,200	10,554
Ningbo Orient Wires & Cables, Cl A	1,300	9,049
Ping An Insurance Group of China, Cl A	1,700	11,879

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
China — continued
SAIC Motor, Cl A	4,200	$9,405
Sailun Group, Cl A	5,300	8,922
SDIC Power Holdings, Cl A	2,000	4,143
Sieyuan Electric, Cl A	2,200	21,823
Sungrow Power Supply, Cl A	10,963	91,529
Suzhou Gold Mantis Construction Decoration, Cl A	18,000	8,597
Wanhua Chemical Group, Cl A	1,600	12,004
Weifu High-Technology Group, Cl A	8,100	21,777
Wellhope Foods, Cl A *	10,100	11,616
Yifeng Pharmacy Chain, Cl A	2,700	10,528
YTO Express Group, Cl A	12,200	22,006
Yutong Bus, Cl A	10,900	40,281
Zhejiang Dahua Technology, Cl A	6,400	13,884
Zhejiang Sanhua Intelligent Controls, Cl A	4,200	15,525
Zhongji Innolight, Cl A	1,200	14,032
		1,663,429
Denmark — 0.2%
DSV	111	23,527
Novo Nordisk, Cl B	2,733	182,733
Vestas Wind Systems	640	8,533
		214,793
Finland — 0.1%
Fortum	5,144	86,247
Kone, Cl B	203	12,572
		98,819
France — 1.8%
Airbus	1,265	214,658
Bureau Veritas	211	6,698
Cie de Saint-Gobain	1,646	178,950
Dassault Aviation	108	38,941
Legrand	2,595	285,190
L’Oreal	532	235,072
LVMH Moet Hennessy Louis Vuitton	287	158,977
Safran	875	232,855
Sanofi	2,111	230,926
Schneider Electric	737	172,197
STMicroelectronics	2,574	58,515
Thales	488	136,700

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
France — continued
Vinci	983	$138,079
		2,087,758
Germany — 1.1%
Daimler Truck Holding	255	10,245
Deutsche Post	581	24,825
Infineon Technologies	1,841	60,979
MTU Aero Engines	289	100,025
Rheinmetall	233	396,811
SAP	1,825	533,974
Siemens	426	98,091
Siemens Energy *	345	26,628
		1,251,578
Greece — 0.1%
JUMBO	2,441	77,068
Piraeus Financial Holdings	17,113	96,107
		173,175
Hong Kong — 3.7%
Alibaba Health Information Technology *	162,000	104,801
Baidu, Cl A *	27,750	306,000
Bilibili, Cl Z *	8,720	153,071
China Construction Bank, Cl H	180,099	147,938
China Everbright Bank, Cl H	69,000	29,961
China Literature *	15,200	52,781
China Railway Group, Cl H	35,000	15,059
China Railway Signal & Communication, Cl H	53,000	21,314
Cloud Music *	1,750	40,927
East Buy Holding *	18,500	28,802
Geely Automobile Holdings	34,343	72,096
Guotai Junan Securities, Cl H	8,928	12,725
JD Health International *	37,950	180,081
JD.com, Cl A	13,200	214,915
Kingsoft	35,000	174,384
Kuaishou Technology, Cl B *	35,100	231,670
Lenovo Group	81,304	94,034
Meituan, Cl B *	28,534	472,450
NetEase	13,700	294,500
Ping An Insurance Group of China, Cl H	10,667	63,843
Tencent Holdings	15,778	966,418
Tongcheng Travel Holdings	46,800	122,757
Trip.com Group	6,197	373,312

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — continued
Xiaomi, Cl B *	7,387	$47,293
ZhongAn Online P&C Insurance, Cl H *	28,400	41,010
		4,262,142
Hungary — 0.2%
OTP Bank Nyrt	1,575	116,342
Richter Gedeon Nyrt	2,892	87,711
		204,053
India — 2.5%
AIA Engineering	1,016	38,441
Amara Raja Energy & Mobility	7,381	85,029
Bajaj Finance	690	70,405
Bank of Baroda	90,166	266,807
Bank of India	76,700	104,698
Bharat Electronics	12,300	45,750
Caplin Point Laboratories	1,700	37,804
Chaman Lal Setia Exports	2,800	10,322
CMS Info Systems	5,400	28,143
Dhanuka Agritech	600	9,259
Dodla Dairy	2,270	27,934
eClerx Services	400	11,868
Elecon Engineering	5,200	33,548
Emami	13,100	96,703
General Insurance Corp of India	7,000	34,572
GHCL	2,000	13,764
Gland Pharma	2,450	40,623
Granules India	1,800	9,717
HDFC Bank	15,378	349,295
Hindustan Unilever	1,684	46,753
Honasa Consumer *	6,582	19,274
ICICI Bank ADR	3,500	117,460
ICICI Bank	10,156	170,715
Indian Bank	27,900	186,472
Indian Energy Exchange	19,000	42,757
Indian Hotels, Cl A	13,625	126,775
InterGlobe Aviation *	200	12,462
KSB	2,800	24,313
National Aluminium	45,400	84,172
NHPC	31,500	31,926
Orchid Pharma *	550	5,242
Petronet LNG	21,200	78,707
PG Electroplast	6,800	68,140

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
India — continued
Polycab India	1,100	$71,780
Punjab National Bank	46,400	55,017
Reliance Industries	5,479	90,975
Shree Cement	150	52,734
Stylam Industries *	500	9,315
Sun Pharmaceutical Industries	1,650	35,786
Tata Consultancy Services	3,914	159,769
Union Bank of India	68,500	102,010
Updater Services *	2,300	7,698
Zydus Lifesciences	4,000	42,113
		2,957,047
Indonesia — 0.1%
Bank Central Asia	157,649	83,821

Ireland — 0.2%
Kerry Group, Cl A	2,007	212,464

Italy — 0.2%
Leonardo	2,180	113,335
Prysmian	1,222	67,127
		180,462
Japan — 8.2%
Advantest	3,700	154,793
Ajinomoto	6,800	139,088
Asics	900	19,345
Chiba Bank	16,100	143,153
Chugai Pharmaceutical	5,236	301,644
Concordia Financial Group	42,300	273,595
Dai-ichi Life Holdings	53,100	383,406
Fuji Electric	600	26,680
Fuji Oil Holdings	4,200	92,141
FUJIFILM Holdings	6,100	124,943
Fujitsu	3,300	73,311
Fukuoka Financial Group	4,400	116,249
GS Yuasa	6,200	108,902
Hitachi	22,922	566,529
Hoya	700	82,366
Insource	14,600	93,486
ITOCHU	5,500	281,286
Japan Post Bank	24,100	247,795
Japan Post Insurance	6,500	130,670

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Japan — continued
JCR Pharmaceuticals	11,400	$39,737
JMDC *	2,400	54,148
Keyence	1,029	430,216
Kobe Bussan	3,300	100,848
M&A Capital Partners	4,800	92,362
Meiko Electronics	2,100	92,248
Micronics Japan	4,100	86,865
MINEBEA MITSUMI	5,400	79,143
Mitsubishi Gas Chemical	6,200	94,466
Mitsubishi UFJ Financial Group	42,500	535,463
Mitsui Fudosan	14,800	146,678
Mizuho Financial Group	9,200	230,024
Morinaga Milk Industry	4,500	106,932
NEC	10,200	248,297
Nippon Telegraph & Telephone	304,400	318,182
Osaka Soda	9,300	96,953
Pan Pacific International Holdings	4,600	141,622
Raito Kogyo	2,900	53,939
Rengo	6,900	38,519
Resona Holdings	23,600	189,314
Rohto Pharmaceutical	5,200	86,981
Saizeriya	2,700	87,037
Sawai Group Holdings	4,400	63,401
Shin-Etsu Chemical	5,300	161,287
Shizuoka Financial Group	13,600	151,131
SKY Perfect JSAT Holdings	11,900	96,201
Sony Group	14,400	379,912
Sumitomo Mitsui Financial Group	18,500	441,359
Sumitomo Mitsui Trust Holdings	7,600	188,014
Suzuki Motor	11,100	133,019
T&D Holdings	8,200	174,485
Takasago Thermal Engineering	3,600	159,278
Tokyo Electron	600	89,339
Tokyu	8,200	99,450
Toyo Suisan Kaisha	1,700	109,898
Toyota Motor	14,900	284,581
Treasure Factory	6,800	91,647
Trend Micro	3,500	251,127
Yonex	1,000	16,363
		9,599,848

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Mexico — 0.2%
Arca Continental	6,226	$65,570
Gentera	52,179	90,971
Grupo Mexico	14,720	76,383
		232,924
Netherlands — 0.7%
Argenx ADR *	272	175,478
ASM International	416	203,336
ASML Holding	453	303,257
BE Semiconductor Industries	511	55,343
InPost *	3,053	51,571
Wolters Kluwer	131	23,129
		812,114
Norway — 0.1%
Kongsberg Gruppen	463	74,593

Portugal — 0.1%
Galp Energia SGPS	4,308	66,747

South Africa — 0.1%
FirstRand	17,079	66,870

South Korea — 0.4%
Samsung Electronics	3,654	142,570
SK Hynix	1,881	234,698
Woori Financial Group	7,948	98,973
		476,241
Spain — 0.0%
Aena SME	39	9,797
Endesa	1,184	35,559
Ferrovial	251	12,244
		57,600
Sweden — 0.2%
Alfa Laval	153	6,346
Assa Abloy, Cl B	584	17,727
Atlas Copco, Cl A	1,532	23,713
Atlas Copco, Cl B	870	12,081
Epiroc, Cl A	333	7,204
Saab, Cl B	1,706	79,439
Sandvik	605	12,490
Volvo, Cl B	891	24,220
		183,220

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Switzerland — 1.1%
ABB	5,996	$316,653
Geberit	19	13,162
Kuehne + Nagel International	29	6,679
Lonza Group	194	139,391
Nestle	2,419	257,472
Novartis	2,197	250,584
Roche Holding	756	247,202
Schindler Holding	22	8,046
SGS	83	8,106
VAT Group	173	62,451
		1,309,746
Taiwan — 1.0%
Accton Technology	6,000	111,758
Asustek Computer	1,832	33,502
Hon Hai Precision Industry	17,605	78,435
Largan Precision	1,083	77,209
MediaTek	3,906	165,978
Taiwan Semiconductor Manufacturing	20,680	585,958
Wiwynn	2,000	120,363
		1,173,203
Turkey — 0.0%
Akbank	14,017	17,812

United Kingdom — 2.1%
ARM Holdings ADR *	754	85,994
Ashtead Group	249	13,329
AstraZeneca	1,648	236,102
BAE Systems	14,210	329,424
Bunzl	208	6,536
Coats Group	33,025	31,982
Experian	498	24,776
GSK	13,304	263,188
Hikma Pharmaceuticals	3,652	96,776
Intertek Group	101	6,203
Melrose Industries	6,841	39,769
RELX	1,040	56,758
RELX ADR	3,693	201,748
Rentokil Initial	1,294	5,928
Rolls-Royce Holdings	28,687	290,382
Sage Group	6,927	114,840
Spirax Group	2,392	188,527

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United Kingdom — continued
Weir Group	12,824	$386,559
Yellow Cake *	10,892	62,707
		2,441,528
United States — 47.3%
Communication Services — 1.4%
Alphabet, Cl A	3,999	635,041
AT&T	2,525	69,942
Comcast, Cl A	4,957	169,530
Electronic Arts	365	52,958
Match Group	1,404	41,643
Meta Platforms, Cl A	999	548,451
New York Times, Cl A	321	16,711
Nexstar Media Group, Cl A	97	14,517
TKO Group Holdings, Cl A	119	19,386
Verizon Communications	2,112	93,055
		1,661,234
Consumer Discretionary — 3.3%
Abercrombie & Fitch, Cl A *	114	7,914
Airbnb, Cl A *	1,262	153,863
Aramark	4,324	144,551
Autoliv	159	14,824
Booking Holdings	31	158,078
Burlington Stores *	122	27,455
Churchill Downs	161	14,556
Darden Restaurants	266	53,370
Deckers Outdoor *	353	39,123
Dick’s Sporting Goods	99	18,587
DoorDash, Cl A *	461	88,922
DR Horton	1,023	129,246
Duolingo, Cl A *	55	21,421
eBay	842	57,391
Expedia Group	1,078	169,171
Floor & Decor Holdings, Cl A *	203	14,502
GameStop, Cl A *	684	19,056
General Motors	3,484	157,616
Gentex	597	13,003
Grand Canyon Education *	253	45,128
H&R Block	889	53,669
Hilton Worldwide Holdings	232	52,311
Home Depot	778	280,461

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Consumer Discretionary — continued
Hyatt Hotels, Cl A	111	$12,507
Lear	178	15,263
Lennar, Cl A	1,516	164,653
Light & Wonder, Cl A *	158	13,490
Lithia Motors, Cl A	51	14,931
Lowe’s	1,122	250,834
Lululemon Athletica *	192	51,988
Marriott International, Cl A	312	74,437
Mattel *	808	12,839
McDonald’s	555	177,406
Murphy USA	28	13,960
NIKE, Cl B	1,303	73,489
NVR *	20	142,515
Ollie’s Bargain Outlet Holdings *	115	12,203
O’Reilly Automotive *	70	99,064
Planet Fitness, Cl A *	163	15,418
Pool	126	36,936
PulteGroup	1,056	108,324
PVH	198	13,658
Ralph Lauren, Cl A	181	40,716
Ross Stores	449	62,411
Service International	267	21,333
Skechers USA, Cl A *	276	13,254
Starbucks	1,171	93,739
Tapestry	926	65,422
Taylor Morrison Home, Cl A *	221	12,674
Tempur Sealy International	299	18,257
Texas Roadhouse, Cl A	110	18,256
Thor Industries	132	9,559
TJX	1,081	139,103
Toll Brothers	1,155	116,505
TopBuild *	59	17,450
Vail Resorts	115	16,008
Whirlpool	117	8,925
Williams-Sonoma	509	78,625
Wingstop	63	16,625
Wyndham Hotels & Resorts	145	12,368
Yum! Brands	395	59,424
		3,858,787

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Consumer Staples — 1.5%
Altria Group	1,740	$102,921
BellRing Brands *	223	17,202
BJ’s Wholesale Club Holdings *	214	25,158
Casey’s General Stores	59	27,293
Church & Dwight	525	52,153
Clorox	293	41,694
Coca-Cola Consolidated	9	12,202
Colgate-Palmolive	953	87,857
Costco Wholesale	343	341,114
Darling Ingredients *	380	12,232
elf Beauty *	125	7,734
Ingredion	479	63,621
Kimberly-Clark	491	64,704
Maplebear *	281	11,209
Monster Beverage *	1,184	71,182
Performance Food Group *	277	22,343
Philip Morris International	663	113,612
Procter & Gamble	1,600	260,112
Sprouts Farmers Market *	140	23,940
US Foods Holding *	399	26,198
Walmart	3,732	362,937
		1,747,418
Energy — 0.8%
Antero Resources *	497	17,311
Chesapeake Energy	345	35,845
Chevron	1,123	152,795
Chord Energy	171	15,429
Civitas Resources	311	8,475
ConocoPhillips	1,001	89,209
Coterra Energy	2,419	59,411
EOG Resources	589	64,984
Exxon Mobil	3,110	328,509
HF Sinclair	467	14,043
Matador Resources	297	11,743
NOV	1,603	18,611
Ovintiv	540	18,133
Permian Resources, Cl A	1,236	14,585
Range Resources	474	16,083
Uranium Energy *	12,235	64,234
		929,400

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Financials — 6.2%
Aflac	737	$80,097
Allstate	252	49,994
Ally Financial	524	17,114
Ameriprise Financial	141	66,414
Annaly Capital Management ‡	1,114	21,834
Aon, Cl A	221	78,409
Apollo Global Management	877	119,693
Arch Capital Group	596	54,045
Ares Management, Cl A	485	73,977
Arthur J Gallagher	280	89,793
Bank of America	10,420	415,550
Bank OZK	297	12,652
Berkshire Hathaway, Cl B *	789	420,734
BlackRock Funding	120	109,711
Blackstone	1,846	243,137
Blue Owl Capital, Cl A	2,335	43,268
Brookfield	2,483	133,263
Brown & Brown	495	54,747
Cadence Bank	426	12,465
Carlyle Group	911	35,201
Cboe Global Markets	207	45,913
Chubb	337	96,409
Citigroup	2,579	176,352
CME Group, Cl A	625	173,175
Columbia Banking System	467	10,470
Comerica	275	14,781
Commerce Bancshares	248	15,064
Cullen	108	12,579
East West Bancorp	234	20,019
Equitable Holdings	508	25,121
Essent Group	274	15,599
Evercore, Cl A	63	12,933
FactSet Research Systems	98	42,358
Fidelity National Financial	1,104	70,711
Fidelity National Information Services	2,088	164,701
First American Financial	284	17,270
First Horizon	962	17,393
FNB	1,058	13,849
FS KKR Capital	421	8,374
Goldman Sachs Group	631	345,504

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Financials — continued
Hamilton Lane, Cl A	85	$13,132
Hancock Whitney	242	12,606
Hartford Financial Services Group	383	46,983
Home BancShares	486	13,486
Houlihan Lokey, Cl A	91	14,749
Interactive Brokers Group, Cl A	161	27,668
Intercontinental Exchange	472	79,282
Jefferies Financial Group	285	13,318
JPMorgan Chase	3,487	852,990
Kinsale Capital Group	42	18,281
KKR	1,345	153,693
Main Street Capital	134	7,177
Marsh & McLennan	492	110,931
Mastercard, Cl A	616	337,605
MGIC Investment	601	14,971
Moody’s	188	85,187
Morgan Stanley	2,214	255,540
Morningstar	49	13,951
Old National Bancorp	642	13,219
Old Republic International	439	16,506
Pinnacle Financial Partners	150	15,036
Primerica	66	17,297
Progressive	355	100,018
Prosperity Bancshares	179	12,154
Reinsurance Group of America	111	20,791
RenaissanceRe Holdings	96	23,225
S&P Global	221	110,511
Shift4 Payments, Cl A *	141	11,534
SouthState	195	16,922
Starwood Property Trust ‡	932	17,885
State Street	2,914	256,723
Stifel Financial	183	15,681
Synovus Financial	296	12,823
TPG, Cl A	567	26,337
Travelers	303	80,031
United Bankshares	448	15,362
Unum Group	264	20,502
Valley National Bancorp	1,344	11,558
Visa, Cl A	1,125	388,687
Voya Financial	217	12,846

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Financials — continued
W R Berkley	836	$59,933
Webster Financial	360	17,028
Wells Fargo	4,460	316,705
Western Alliance Bancorp	212	14,779
WEX *	92	11,994
Wintrust Financial	132	14,674
Zions Bancorp	304	13,671
		7,166,655
Health Care — 3.8%
Abbott Laboratories	1,472	192,464
AbbVie	1,351	263,580
Agilent Technologies	436	46,914
Alcon	2,057	200,784
Align Technology *	311	53,896
Amgen	539	156,806
Avantor *	1,394	18,108
BioMarin Pharmaceutical *	361	22,992
Bio-Rad Laboratories, Cl A *	50	12,204
Bristol-Myers Squibb	5,636	282,927
Bruker	267	10,696
Cardinal Health	578	81,666
Chemed	108	62,803
Cigna Group	572	194,503
Danaher	1,014	202,121
DaVita *	279	39,492
Doximity, Cl A *	217	12,343
Encompass Health	174	20,356
Ensign Group	116	14,963
Exelixis *	500	19,575
Gilead Sciences	1,140	121,456
Globus Medical, Cl A *	206	14,785
Halozyme Therapeutics *	234	14,372
HealthEquity *	160	13,715
Hologic *	635	36,957
Humana	399	104,634
IDEXX Laboratories *	403	174,358
Illumina *	283	21,961
Incyte *	873	54,702
Jazz Pharmaceuticals *	130	15,205
Johnson & Johnson	1,794	280,420

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Health Care — continued
Masimo *	81	$13,038
McKesson	150	106,919
Medpace Holdings *	174	53,660
Merck	4,428	377,266
Mettler-Toledo International *	43	46,034
Molina Healthcare *	213	69,653
Neurocrine Biosciences *	186	20,030
Penumbra *	226	66,182
Regeneron Pharmaceuticals	95	56,882
Repligen *	111	15,317
ResMed	267	63,169
Royalty Pharma, Cl A	5,286	173,486
Sarepta Therapeutics *	194	12,106
Tenet Healthcare *	885	126,511
Thermo Fisher Scientific	386	165,594
United Therapeutics *	416	126,085
Veeva Systems, Cl A *	564	131,801
Zoetis, Cl A	547	85,551
		4,471,042
Industrials — 7.1%
AAON	125	11,409
Acuity Brands	205	49,940
Advanced Drainage Systems	152	17,251
AECOM	241	23,775
AerCap Holdings	64	6,784
AGCO	154	13,064
Allison Transmission Holdings	413	38,095
American Airlines Group *	1,252	12,457
AMETEK	675	114,467
Applied Industrial Technologies	66	16,057
Automatic Data Processing	1,069	321,341
Booz Allen Hamilton Holding, Cl A	534	64,091
Broadridge Financial Solutions	335	81,204
BWX Technologies	903	98,535
CACI International, Cl A *	47	21,520
Carlisle	388	147,238
Carrier Global	2,048	128,082
Caterpillar	667	206,283
Chart Industries *	72	9,719
Cintas	412	87,212

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Industrials — continued
Clean Harbors *	302	$64,610
CNH Industrial	1,733	20,051
Comfort Systems USA	241	95,810
Copart *	1,216	74,212
Core & Main, Cl A *	345	18,175
Crane	94	15,132
CSX	4,390	123,227
Cummins	358	105,195
Curtiss-Wright	69	23,797
Delta Air Lines	2,601	108,280
Donaldson	257	16,893
Eaton	1,388	408,585
EMCOR Group	412	165,088
Emerson Electric	1,192	125,291
ExlService Holdings *	301	14,592
Expeditors International of Washington	334	36,710
Fastenal	1,639	132,710
Flowserve	287	12,981
Fluor *	384	13,398
Fortune Brands Innovations	285	15,339
FTI Consulting *	74	12,305
GE Vernova	323	119,775
Genpact	328	16,485
Graco	790	64,472
Hexcel	233	11,294
Honeywell International	2,358	496,359
Hubbell, Cl B	122	44,308
Illinois Tool Works	309	74,132
Ingersoll Rand	1,283	96,777
ITT	147	20,142
KBR	277	14,628
Kirby *	120	11,564
Knight-Swift Transportation Holdings, Cl A	366	14,336
Leidos Holdings	462	67,997
Lincoln Electric Holdings	337	59,379
Lockheed Martin	204	97,461
MasTec *	1,160	147,691
Middleby *	108	14,402
MSA Safety	94	14,797
Mueller Industries	186	13,682

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Industrials — continued
Norfolk Southern	550	$123,228
NuScale Power *	7,484	124,010
nVent Electric	957	52,549
Old Dominion Freight Line	652	99,939
Oshkosh	145	12,145
Owens Corning	670	97,425
PACCAR	1,272	114,747
Parker-Hannifin	246	148,845
Paychex	1,369	201,407
Paycom Software	214	48,447
Paylocity Holding *	85	16,329
Quanta Services	871	254,933
RB Global	262	26,383
RBC Bearings *	56	18,400
Regal Rexnord	122	12,912
Republic Services, Cl A	308	77,231
Rockwell Automation	1,061	262,788
Rollins	848	48,446
RTX	1,876	236,620
Ryder System	81	11,151
Saia *	47	11,468
Simpson Manufacturing	91	13,986
Tetra Tech	522	16,281
Timken	176	11,308
Toro	218	14,885
Trane Technologies	424	162,523
Trex *	234	13,530
UFP Industries	128	12,653
Union Pacific	2,349	506,585
United Airlines Holdings *	1,341	92,288
United Rentals	168	106,084
Verisk Analytics, Cl A	221	65,511
Vertiv Holdings, Cl A	600	51,228
Waste Management	1,221	284,933
Watsco	148	68,056
WESCO International	81	13,200
Westinghouse Air Brake Technologies	875	161,648
Woodward	113	21,195
WW Grainger	185	189,497

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Industrials — continued
XPO *	203	$21,542
		8,296,922
Information Technology — 19.0%
Accenture, Cl A	1,406	420,605
Adobe *	916	343,482
Advanced Micro Devices *	936	91,120
Akamai Technologies *	3,698	297,985
Amdocs	459	40,658
Amphenol, Cl A	5,015	385,904
Analog Devices	906	176,598
Appian, Cl A *	3,213	99,764
Apple	1,586	337,025
Applied Materials	2,020	304,434
AppLovin, Cl A *	629	169,396
APTIV *	1,046	59,685
Arista Networks *	2,324	191,195
Arrow Electronics *	133	14,811
Asana, Cl A *	7,422	119,791
Atlassian, Cl A *	965	220,319
Autodesk *	581	159,339
AvePoint *	6,918	113,109
Avnet	260	12,217
Bentley Systems, Cl B	862	37,057
BILL Holdings *	199	9,068
Box, Cl A *	3,182	99,342
Broadcom	1,628	313,341
Cadence Design Systems *	931	277,196
CCC Intelligent Solutions Holdings *	14,148	131,010
Check Point Software Technologies *	1,454	319,240
Ciena *	255	17,126
Cisco Systems	3,249	187,565
Cloudflare, Cl A *	3,419	412,947
Cognex	460	12,558
Cognizant Technology Solutions, Cl A	802	59,003
Coherent *	272	17,495
CommVault Systems *	85	14,206
Confluent, Cl A *	3,883	92,454
Credo Technology Group Holding *	1,292	55,621
Crowdstrike Holdings, Cl A *	1,937	830,721
CyberArk Software *	819	288,419

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Datadog, Cl A *	4,244	$433,567
DigitalOcean Holdings *	2,701	83,461
DocuSign, Cl A *	3,030	247,702
Dolby Laboratories, Cl A	185	14,206
Dropbox, Cl A *	2,164	61,782
Dynatrace *	7,014	329,448
Elastic *	1,098	94,648
F5 *	380	100,601
Fabrinet *	64	13,124
Flex *	668	22,939
Fortinet *	6,838	709,511
Freshworks, Cl A *	6,732	99,432
Gartner *	132	55,583
Gen Digital	12,042	311,527
Gitlab, Cl A *	2,028	94,647
GLOBALFOUNDRIES *	1,668	58,497
GoDaddy, Cl A *	981	184,752
Guidewire Software *	791	161,973
HubSpot *	267	163,270
Informatica, Cl A *	5,601	105,467
International Business Machines	1,070	258,747
Intuit	677	424,797
Jabil	889	130,292
Keysight Technologies *	313	45,510
KLA	259	181,997
Kyndryl Holdings *	403	13,065
Lam Research	2,371	169,930
Lattice Semiconductor *	258	12,624
Littelfuse	60	10,939
Lumentum Holdings *	149	8,797
MACOM Technology Solutions Holdings *	113	11,724
Manhattan Associates *	741	131,446
Marvell Technology	1,888	110,203
Microchip Technology	1,206	55,572
Micron Technology	820	63,099
Microsoft	4,664	1,843,493
MKS Instruments	156	10,942
Monday.com *	389	109,305
MongoDB, Cl A *	516	88,840
Monolithic Power Systems	86	51,007

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Information Technology — continued
Motorola Solutions	632	$278,326
NetApp	994	89,211
Novanta *	94	11,173
Nutanix, Cl A *	2,183	149,972
NVIDIA	9,647	1,050,751
Okta, Cl A *	2,619	293,747
ON Semiconductor *	3,431	136,211
Onto Innovation *	97	11,831
Oracle	1,028	144,660
Palantir Technologies, Cl A *	2,834	335,659
Palo Alto Networks *	3,851	719,867
Pegasystems	1,989	183,147
Progress Software	1,760	105,530
PTC *	319	49,435
Pure Storage, Cl A *	3,622	164,294
QUALCOMM	2,763	410,195
Rambus *	217	10,587
Roper Technologies	667	373,573
Salesforce	1,675	450,089
Samsara, Cl A *	1,642	65,122
SentinelOne, Cl A *	11,517	213,064
ServiceNow *	548	523,345
Skyworks Solutions	640	41,139
Snowflake, Cl A *	1,236	197,130
Synopsys *	869	398,880
TD SYNNEX	148	16,398
TE Connectivity	1,497	219,131
Texas Instruments	545	87,227
Twilio, Cl A *	1,578	152,608
Tyler Technologies *	95	51,614
UiPath, Cl A *	9,741	116,308
Universal Display	109	13,694
Varonis Systems, Cl B *	5,288	226,538
VeriSign *	220	62,066
Vontier	343	10,911
Wix.com *	588	99,719
Workday, Cl A *	723	177,135
Zoom Video Communications, Cl A *	3,437	266,505
Zscaler *	1,804	408,011
		22,125,075

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Materials — 1.3%
Alcoa	499	$12,240
AptarGroup	140	20,993
Axalta Coating Systems *	542	17,615
Carpenter Technology	73	14,280
CF Industries Holdings	475	37,226
Commercial Metals	274	12,204
CRH	1,480	141,222
Crown Holdings	247	23,793
Eagle Materials	70	15,847
Freeport-McMoRan	3,518	126,754
Graphic Packaging Holding	590	14,933
Linde	1,037	470,000
Louisiana-Pacific	123	10,616
Martin Marietta Materials	207	108,464
Newmont	1,833	96,562
Nucor	901	107,552
Reliance	97	27,958
Royal Gold	423	77,286
RPM International	234	24,979
United States Steel	467	20,413
Vulcan Materials	423	110,966
		1,491,903
Real Estate — 2.3%
Agree Realty ‡	212	16,453
American Homes 4 Rent, Cl A ‡	584	21,836
American Tower ‡	1,527	344,201
Brixmor Property Group ‡	624	15,544
Cousins Properties ‡	472	12,999
Crown Castle ‡	2,218	234,576
CubeSmart ‡	488	19,847
Digital Realty Trust ‡	1,525	244,824
EastGroup Properties ‡	103	16,832
Equinix ‡	308	265,111
Equity LifeStyle Properties ‡	394	25,523
First Industrial Realty Trust ‡	323	15,368
Gaming and Leisure Properties ‡	507	24,265
Healthcare Realty Trust, Cl A ‡	960	14,909
Host Hotels & Resorts ‡	2,554	36,062
Iron Mountain ‡	2,054	184,182
Jones Lang LaSalle *	85	19,330

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
United States — continued
Real Estate — continued
Lamar Advertising, Cl A ‡	540	$61,457
Mid-America Apartment Communities ‡	277	44,223
NNN REIT ‡	492	20,226
Omega Healthcare Investors ‡	458	17,885
Prologis ‡	3,848	393,266
Public Storage ‡	212	63,691
Rayonier ‡	552	13,494
Rexford Industrial Realty ‡	4,303	142,429
SBA Communications, Cl A ‡	820	199,588
Simon Property Group ‡	342	53,824
STAG Industrial ‡	467	15,425
Vornado Realty Trust ‡	350	12,348
Weyerhaeuser ‡	1,659	42,985
WP Carey ‡	433	27,037
		2,619,740
Utilities — 0.6%
Consolidated Edison	438	49,385
Constellation Energy	425	94,962
Essential Utilities	680	27,968
National Fuel Gas	801	61,501
New Jersey Resources	349	17,080
NRG Energy	1,409	154,398
OGE Energy	1,298	58,903
Sempra	1,562	116,010
UGI	1,867	61,219
WEC Energy Group	585	64,069
		705,495
		55,073,671
TOTAL COMMON STOCK
(Cost $71,003,741)		85,623,033

CORPORATE OBLIGATIONS — 4.5%
	Face Amount(1)
China — 0.9%
Alibaba Group Holding
5.250%, 05/26/2035	$200,000	199,034
Fortune Star BVI
5.050%, 01/27/2027	300,000	282,001

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
China — continued
GLP China Holdings MTN
2.950%, 03/29/2026	$200,000	$184,609
Yanlord Land HK
5.125%, 05/20/2026	365,000	353,141
		1,018,785
Hong Kong — 0.6%
Bank of East Asia MTN
5.825%, H15T5Y + 5.527%, (A) (B)	250,000	245,943
Elect Global Investments
4.850%, (B)	200,000	126,047
Melco Resorts Finance
5.750%, 07/21/2028	270,000	254,648
NWD Finance BVI
5.250%, H15T5Y + 7.889%, (A) (B)	200,000	100,068
		726,706
India — 1.2%
Clean Renewable Power Mauritius Pte
4.250%, 03/25/2027	161,000	154,767
Greenko Dutch
3.850%, 03/29/2026	220,000	212,960
India Cleantech Energy
4.700%, 08/10/2026	197,500	191,347
Magnum Holdings
5.375%, 10/31/2026	200,000	195,536
ReNew Wind Energy AP2
4.500%, 07/14/2028	300,000	278,047
SAEL
7.800%, 07/31/2031(C)	194,250	184,180
Vedanta Resources Finance II
10.875%, 09/17/2029	200,000	194,089
		1,410,926
Indonesia — 0.5%
Bukit Makmur Mandiri Utama
7.750%, 02/10/2026	200,000	197,914
Indika Energy
8.750%, 05/07/2029(C)	250,000	232,900
Minejesa Capital BV
5.625%, 08/10/2037	200,000	186,242
		617,056

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount(1)	Value
Japan — 0.5%
Dai-ichi Life Insurance
6.200%, H15T5Y + 2.515%, (A) (B),(C)	$200,000	$198,374
Rakuten Group
5.125%, H15T5Y + 4.578%, (A) (B)	350,000	330,886
		529,260
Macau — 0.3%
Champion Path Holdings
4.850%, 01/27/2028	200,000	187,164
Studio City Finance
6.500%, 01/15/2028	230,000	221,038
		408,202
Nigeria — 0.1%
IHS Netherlands Holdco
8.000%, 09/18/2027	137,495	137,456

Singapore — 0.2%
GLP Pte MTN
3.875%, 06/04/2025	250,000	247,499

United Kingdom — 0.2%
Standard Chartered
7.750%, H15T5Y + 4.976%, (A) (B)	200,000	203,476

TOTAL CORPORATE OBLIGATIONS
(Cost $5,450,368)		5,299,366

EXCHANGE-TRADED FUNDS — 4.1%
	Shares
United States — 4.1%
Invesco DB Precious Metals Fund	63,860	4,697,542
iShares MSCI Saudi Arabia ETF	2,005	81,062
TOTAL EXCHANGE-TRADED FUNDS
(Cost $3,876,359)		4,778,604

SOVEREIGN DEBT — 0.3%
	Face Amount(1)
Pakistan — 0.2%
Pakistan Government International Bond
6.000%, 04/08/2026	$200,000	188,600

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

SOVEREIGN DEBT — continued

	Face Amount(1)	Value
Sri Lanka — 0.1%
Sri Lanka Government International Bond
3.600%, 02/15/2038(C) (D)	$200,000	$138,500

TOTAL SOVEREIGN DEBT
(Cost $356,076)		327,100

CONVERTIBLE BOND — 0.2%

Macau — 0.2%
Wynn Macau
4.500%, 03/07/2029(C)	200,000	194,600

TOTAL CONVERTIBLE BONDS
(Cost $211,315)		194,600

U.S. TREASURY OBLIGATIONS — 9.9%

U.S. Treasury Bills
4.260%, 07/10/2025(E)(F)	4,500,000	4,463,292
4.236%, 05/20/2025(E)(F)	100,000	99,776
4.233%, 05/15/2025(E)(F)	3,400,000	3,394,427
4.228%, 06/03/2025(E)(F)	3,400,000	3,386,852
U.S. Treasury Bond
4.625%, 11/15/2044	35,000	34,650
U.S. Treasury Note
4.625%, 02/15/2035	100,000	103,750

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,483,231)		11,482,747

TOTAL INVESTMENTS — 92.6%
(Cost $92,381,090)		$107,705,450

Percentages are based on Net Assets of $116,365,306.

*	Non-income producing security.

‡	Real Estate Investment Trust.

(1)	In U.S. dollars unless otherwise indicated.

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

(B)	Perpetual security with no stated maturity date.
(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of April 30, 2025 was $948,554 and represents 0.82% of Net Assets.
(D)	Step Bonds - The rate reflected on the Schedule of Investments is the effective yield on April 30, 2025. The coupon on a step bond changes on a specified date.
(E)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.
(F)	Interest rate represents the security’s effective yield at the time of purchase.

ADR — American Depositary Receipt

AUD — Australian Dollar

CAD — Canadian Dollar

Cl — Class

CHF — Swiss Franc

CNH — Chinese Yuan Offshore

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

EUR — Euro

FTSE— Financial Times Stock Exchange

GBP — British Pound Sterling

H15T5Y — Harmonized Index of Consumer Prices 5 Year

INR — Indian Rupee

JPY — Japanese Yen

MSCI — Morgan Stanley Capital International

MTN — Medium Term Note

REIT — Real Estate investment Trust

S&P— Standard & Poor’s

TOPIX- Tokyo Price Index

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

A list of the outstanding forward foreign currency contracts held by the Fund at April 30, 2025, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation/ (Depreciation)
Morgan Stanley	06/18/25	USD	1,079,222	CHF	888,000	$3,383
Morgan Stanley	06/18/25	USD	530,663	EUR	466,000	(1,084)
Morgan Stanley	06/18/25	USD	3,928,895	GBP	3,039,000	121,935
Morgan Stanley	06/18/25	USD	1,114,789	INR	95,507,355	9,774
Morgan Stanley	06/18/25	USD	2,534,051	CAD	3,579,000	68,732
Morgan Stanley	06/18/25	USD	767,891	CHF	616,000	(16,895)
Morgan Stanley	06/18/25	USD	3,298,178	JPY	460,905,000	(56,445)
Morgan Stanley	06/18/25	USD	12,827,854	EUR	11,666,000	429,785
Morgan Stanley	06/18/25	JPY	9,643,000	USD	65,432	(2,392)
Morgan Stanley	06/18/25	USD	1,602,679	AUD	2,540,000	25,218
Morgan Stanley	06/18/25	USD	2,215,235	JPY	323,180,000	57,821
Morgan Stanley	06/18/25	CNH	5,664,000	USD	788,715	6,479
Morgan Stanley	06/18/25	INR	95,507,355	USD	1,083,464	(41,099)
						$605,212

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

The open futures contracts held by the Fund at April 30, 2025, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount †	Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro-Bobl	15	6/6/25	$1,883,744	$2,032,841	$52,867
Euro-Bund 10-Year Bond	59	6/6/25	8,547,513	8,807,925	101,776
Euro-Buxl	15	6/6/25	2,000,850	2,108,799	(23,748)
Long Gilt 10-Year Bond	62	6/26/25	7,342,537	7,727,278	154,937
U.S. Ultra Long Treasury Bond	20	6/18/25	2,391,782	2,420,625	28,843
			$22,166,426	$23,097,468	$314,675
Short Contracts
Euro STOXX 50	(4)	6/20/25	$(222,071)	$(231,418)	$(10,206)
FTSE 100 Index	(1)	6/20/25	(109,984)	(112,799)	(2,310)
FTSE China A50	(66)	5/29/25	(869,292)	(861,168)	8,124
IFSC Nifty50 Index	(3)	5/29/25	(145,816)	(146,367)	(551)
MSCI EAFE Index	(15)	6/20/25	(1,847,692)	(1,871,025)	(23,333)
MSCI Emerging Markets	(100)	6/20/25	(5,639,714)	(5,550,000)	89,714
S&P 500 Index E-MINI	(22)	6/20/25	(5,864,050)	(6,145,700)	(281,650)
S&P TSX 60 Index	(1)	6/19/25	(209,580)	(216,887)	(6,479)
TOPIX Index	(35)	6/12/25	(6,337,059)	(6,522,416)	(3,323)
			$(21,245,258)	$(21,657,780)	$(230,014)
			$921,168	$1,439,688	$84,661

†	The foreign exchange rate for the contract notional amounts are based on prevailing exchange rates on the date the respective contracts were opened.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

The following is a summary of the level inputs used as of April 30, 2025, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$267,972	$—	$—	$267,972
Belgium	111,654	—	—	111,654
Brazil	267,749	—	—	267,749
China	1,663,429	—	—	1,663,429
Denmark	214,793	—	—	214,793
Finland	98,819	—	—	98,819
France	2,087,758	—	—	2,087,758
Germany	1,251,578	—	—	1,251,578
Greece	173,175	—	—	173,175
Hong Kong	4,262,142	—	—	4,262,142
Hungary	204,053	—	—	204,053
India	2,957,047	—	—	2,957,047
Indonesia	83,821	—	—	83,821
Ireland	212,464	—	—	212,464
Italy	180,462	—	—	180,462
Japan	9,599,848	—	—	9,599,848
Mexico	232,924	—	—	232,924
Netherlands	812,114	—	—	812,114
Norway	74,593	—	—	74,593
Portugal	66,747	—	—	66,747
South Africa	66,870	—	—	66,870
South Korea	476,241	—	—	476,241
Spain	57,600	—	—	57,600
Sweden	183,220	—	—	183,220
Switzerland	1,309,746	—	—	1,309,746
Taiwan	1,173,203	—	—	1,173,203
Turkey	17,812	—	—	17,812
United Kingdom	2,441,528	—	—	2,441,528
United States	55,073,671	—	—	55,073,671

Total Common Stock	85,623,033	—	—	85,623,033
Corporate Obligations	—	5,299,366	—	5,299,366
Exchange-Traded Funds	4,778,604	—	—	4,778,604
Sovereign Debt	—	327,100	—	327,100
Convertible Bond	—	194,600	—	194,600
U.S. Treasury Obligations	—	11,482,747	—	11,482,747
Total Investments in Securities	$90,401,637	$17,303,813	$—	$107,705,450

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$436,261	$–	$–	$436,261
Unrealized Depreciation	(351,600)	–	–	(351,600)
Forward Foreign Currency Contracts*
Unrealized Appreciation	–	723,127	–	723,127
Unrealized Depreciation	–	(117,915)	–	(117,915)
Total Other Financial Instruments	$84,661	$605,212	$–	$689,873

*	Forward foreign currency contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as "—" are $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES

Assets:
Investments, at Value (Cost $92,381,090)	$107,705,450
Foreign Currency, at Value (Cost $450,596)	455,007
Cash and Cash Equivalents	5,700,527
Cash Pledged as Collateral for Futures Contracts	925,612
Cash Pledged as Collateral for Forward Foreign Currency Contracts	846,000
Unrealized Appreciation on Forward Foreign Currency Contracts	723,127
Dividend and Interest Receivable	250,015
Reclaim Receivable	115,237
Receivable for Investment Securities Sold	48,559
Unrealized Appreciation on Foreign Spot Currency Contracts	2
Other Prepaid Expenses	27,291
Total Assets	116,796,827
Liabilities:
Unrealized Depreciation on Forward Foreign Currency Contracts	117,915
Payable for Investment Securities Purchased	99,777
Accrued Foreign Capital Gains Tax on Appreciated Securities	97,553
Payable due to Investment Adviser	26,369
Shareholder Servicing Fees Payable	13,706
Payable due to Administrator	11,475
Chief Compliance Officer Fees Payable	3,102
Payable due to Trustees	1,263
Payable for Capital Shares Redeemed	157
Other Accrued Expenses and Other Payables	60,204
Total Liabilities	431,521

Commitments and Contingencies †
Net Assets	$116,365,306
NET ASSETS CONSIST OF:
Paid-in Capital	$145,719,124
Total Accumulated Losses	(29,353,818)
Net Assets	$116,365,306
Institutional Shares:
Net Assets	$113,256,203
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	9,875,166
Net Asset Value, Offering and Redemption Price Per Share	$11.47
Investor Servicing Shares:
Net Assets	$3,109,103
Outstanding Shares of beneficial interest (unlimited authorization - no par value)	271,162
Net Asset Value, Offering and Redemption Price Per Share	$11.47

†	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)
Investment Income:
Dividends	$800,452
Interest	1,418,730
Less: Foreign Taxes Withheld	(19,245)
Total Investment Income	2,199,937
Expenses:
Investment Advisory Fees	443,656
Administration Fees	71,290
Trustees’ Fees	9,157
Chief Compliance Officer Fees	5,106
Shareholder Servicing Fees, Investor Servicing Shares	2,342
Custodian Fees	43,332
Transfer Agent Fees	29,212
Registration and Filing Fees	18,768
Legal Fees	16,657
Audit Fees	14,494
Printing Fees	10,456
Pricing Fees	9,666
Other Expenses	32,246
Total Expenses	706,382
Less:
Waiver of Investment Advisory Fees	(260,384)
Net Expenses	445,998
Net Investment Income	1,753,939
Net Realized Gain (Loss) on:
Investments (net of Foreign Capital Gains Tax on Appreciated Securities of $(157,223))	5,417,548
Futures Contracts	(852,870)
Forward Foreign Currency Contracts	(917,778)
Foreign Currency Transactions	27,211
Net Realized Gain	3,674,111

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

STATEMENT OF OPERATIONS

For the Six Months Ended April 30, 2025 (Unaudited)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(6,285,848)
Futures Contracts	1,195,126
Foreign Capital Gains Tax on Appreciated Securities	109,744
Forward Foreign Currency Contracts	1,570,641
Foreign Currency Translation of Other Assets and Liabilities Denominated in Foreign Currencies	3,407
Net Change in Unrealized Appreciation (Depreciation)	(3,406,930)
Net Realized and Unrealized Gain	267,181
Net Increase in Net Assets Resulting from Operations	$2,021,120

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Operations:
Net Investment Income	$1,753,939	$2,463,007
Net Realized Gain	3,674,111	8,896,406
Net Change in Unrealized Appreciation (Depreciation)	(3,406,930)	10,255,690
Net Increase in Net Assets Resulting From Operations	2,021,120	21,615,103
Distributions:
Institutional Shares	(2,897,324)	(3,011,417)
Investor Servicing Shares	(71,744)	(104,226)
Total Distributions	(2,969,068)	(3,115,643)
Capital Share Transactions:(1)
Institutional Shares
Issued	302,120	85,316,512 *
Reinvestment of Distributions	2,897,324	2,886,577
Redeemed	(5,607,749)	(95,262,856)
Net Institutional Shares Transactions	(2,408,305)	(7,059,767)
Investor Servicing Shares
Issued	–	22,012
Reinvestment of Distributions	71,744	98,539
Redeemed	(27,656)	(984,798)
Net Investor Servicing Shares Transactions	44,088	(864,247)
Net Decrease in Net Assets From Capital Share Transactions	(2,364,217)	(7,924,014)
Total Increase (Decrease) in Net Assets	(3,312,165)	10,575,446
Net Assets:
Beginning of Period/Year	119,677,471	109,102,025
End of Period/Year	$116,365,306	$119,677,471

(1)	See Note 9 in the Notes to Financial Statements.

*	Includes issuances as a result of in-kind transactions. (see Note 13).

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios
For a Share Outstanding

Throughout Each Period/Year

Institutional Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Period/Year	$11.57		$10.36	$9.93	$13.56	$11.08	$10.87

Income (Loss) from Investment Operations:
Net Investment Income*	0.17		0.20	0.26	0.14	0.12	0.13
Net Realized and Unrealized Gain (Loss)	0.02		1.34	0.17	(3.07)	2.52	0.25

Total from Investment Operations	0.19		1.54	0.43	(2.93)	2.64	0.38

Dividends and Distributions:
Net Investment Income	(0.29)		(0.33)	(0.00)^	(0.04)	(0.16)	(0.17)
Net Realized Gains	–		–	–	(0.66)	–	–

Total Dividends and Distributions	(0.29)		(0.33)	(0.00)^	(0.70)	(0.16)	(0.17)
Net Asset Value, End of Period/Year	$11.47		$11.57	$10.36	$9.93	$13.56	$11.08
Total Return†	1.63%		14.96%	4.34%	(22.75)%	23.94%	3.46%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$113,256		$116,588	$105,556	$388,514	$225,285	$195,263
Ratio of Expenses to Average Net Assets(1)	0.75	%††	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(1)	1.19	%††	1.14%	0.98%	0.99%	1.05%	1.13%
Ratio of Net Investment Income to Average Net Assets(2)	2.97	%††	1.74%	2.45%	1.26%	0.95%	1.24%
Portfolio Turnover Rate	80	%‡	132%	105%	145%	130%	144%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

^	Value is less than $0.005 per share.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying fund in which the fund invest.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Selected Per Share Data & Ratios
For a Share Outstanding
Throughout Each Period/Year

Investor Servicing Shares

	Six Months Ended April 30, 2025 (Unaudited)		Year Ended October 31, 2024	Year Ended October 31, 2023	Year Ended October 31, 2022	Year Ended October 31, 2021	Year Ended October 31, 2020
Net Asset Value, Beginning of Period/Year	$11.56		$10.34	$9.93	$13.55	$11.07	$10.86

Income (Loss) from Investment Operations:
Net Investment Income*	0.16		0.18	0.25	0.12	0.12	0.12
Net Realized and Unrealized Gain (Loss)	0.02		1.34	0.16	(3.06)	2.51	0.25

Total from Investment Operations	0.18		1.52	0.41	(2.94)	2.63	0.37

Dividends and Distributions:
Net Investment Income	(0.27)		(0.30)	–	(0.02)	(0.15)	(0.16)
Net Realized Gains	–		–	–	(0.66)	–	–

Total Dividends and Distributions	(0.27)		(0.30)	–	(0.68)	(0.15)	(0.16)
Net Asset Value, End of Period/Year	$11.47		$11.56	$10.34	$9.93	$13.55	$11.07
Total Return†	1.55%		14.86%	4.13%	(22.83)%	23.85%	3.34%

Ratios and Supplemental Data
Net Assets, End of Period/Year (Thousands)	$3,109		$3,089	$3,546	$4,983	$6,742	$17,529
Ratio of Expenses to Average Net Assets(1)	0.90	%††	0.90%	0.90%	0.90%	0.81%	0.87%
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)(1)	1.34	%††	1.31%	1.13%	1.14%	1.11%	1.25%
Ratio of Net Investment Income to Average Net Assets(2)	2.82	%††	1.58%	2.30%	1.04%	0.94%	1.11%
Portfolio Turnover Rate	80	%‡	132%	105%	145%	130%	144%

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND

FINANCIAL HIGHLIGHTS (continued)

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

*	Per share data calculated using average shares method.

†	Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized

‡	Portfolio turnover is for the period indicated and has not been annualized.

(1)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.

(2)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying fund in which the fund invest.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 46 funds. The financial statements herein are those of the PineBridge Dynamic Asset Allocation Fund (the “Fund”). The investment objective of the Fund is to seek total return. The Fund is classified as a diversified investment company. PineBridge Investments LLC serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares and Investor Servicing Shares. The Fund commenced operations on March 2, 2016. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser’s pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2025, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2025, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During six months ended April 30, 2025, the Fund did not incur any significant interest or penalties.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund or its agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. For the six months ended April 30, 2025, the Fund has accrued foreign tax in the amount of $97,553, presented on the Statement of Assets and Liabilities.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Discounts and premiums on fixed income securities are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Forward Foreign Currency Contracts — The Fund enters into forward foreign currency contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward foreign currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the year is presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2025.

For the six months ended April 30, 2025, the average quarterly balances of forward foreign currency contracts were as follows:

Average Quarterly Notional Contracts Purchased	$28,099,716
Average Quarterly Notional Contracts Sold	$(3,413,819)

Futures Contracts — The Fund utilized futures contracts during the six months ended April 30, 2025. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The futures contracts are valued at the settlement price established each day by the Board of exchange on which they are traded. The futures contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2025.

For the six months ended April 30, 2025, the average quarterly notional amount of futures contracts held were as follows:

Average Quarterly Notional Balance Long	$23,703,286
Average Quarterly Notional Balance Short	$(21,312,641)

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Cash and Cash Equivalents — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

3. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

The fair value of derivative instruments as of April 30, 2025, was as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Equity contracts	Unrealized appreciation on futures contracts	$97,838	*	Unrealized depreciation on futures contracts	$327,852	*
Interest rate contracts	Unrealized appreciation on futures contracts	338,423	*	Unrealized depreciation on futures contracts	23,748	*
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	723,127		Unrealized depreciation on forward foreign currency contracts	117,915
Total		$1,159,388			$469,515

*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended April 30, 2025, was as follows:

The amount of realized gain (loss) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$(917,778)	$(917,778)
Equity contracts	45,799	—	45,799
Interest rate contracts	(898,669)	—	(898,669)
Total	$(852,870)	$(917,778)	$(1,770,648)

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Derivatives Not Accounted for as Hedging Instruments	Futures Contracts	Forward Foreign Currency Contracts	Total
Foreign exchange contracts	$—	$1,570,641	$1,570,641
Equity contracts	279,985	—	279,985
Interest rate contracts	915,141	—	915,141
Total	$1,195,126	$1,570,641	$2,765,767

4. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

The following is a summary of derivatives subject to master netting agreements and the collateral (received)/pledged by counterparty in connection with the master netting agreements as of April 30, 2025:

Counterparty	Gross Assets Recognized in the Statement of Assets and Liabilities	Gross Liabilities Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Collateral Pledged or (Received) †	Net Amount ‡
	Forward Foreign Currency Contracts
Morgan Stanley	$723,127	$(117,915)	$605,212	$840,000	$1,451,212
Total	$723,127	$(117,915)	$605,212	$840,000	$1,451,212

†	Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

‡	Represents receivable from/payable to counterparty in the event of default.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

5. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

6. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2025, the Fund paid $71,290 for these services.

The Fund has adopted a shareholder servicing plan (the “Service Plan”) under which a shareholder servicing fee of up to 0.15% of average daily net assets of Investor Servicing Shares of the Fund will be paid to other service providers. Under the Service Plan, other service providers may perform, or may compensate other service providers for performing certain shareholder and administrative services. For the six months ended April 30, 2025, the Investor Servicing Shares incurred $2,342 for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Fund Services serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

7. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. The Adviser had contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses after fee reductions and/or expense reimbursements (excluding any class specific expenses, dividend and interest expenses on securities sold short, interest, taxes, acquired fund fee expenses and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.75% of the average daily net assets of the Fund’s Investor Servicing Shares and Institutional Shares until April 30, 2026 (the “Expense Limitation”). Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the six months ended April 30, 2025. The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total  annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2026. As of April 30, 2025, the fees which were previously waived and/ or reimbursed to the Fund by the Adviser, which may be subject to possible future recapture, up to the expense cap in place at the time the expenses were waived and reimbursed to the Adviser were $984,954, $606,007 and $1,095,092 expiring in 2026, 2027 and 2028, respectively. During the six months ended April 30, 2025, the Fund did not recapture any previously waived fees and/or reimbursed expenses.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

8. Investment Transactions:

The cost of security purchases and the proceeds from security sales other than short-term securities, for the six months ended April 30, 2025, were as follows:

Purchases
U.S. Government	$808,502
Other	77,380,205
Sales
U.S. Government	$666,581
Other	85,557,177

9. Share Transactions:

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Institutional Shares
Issued	26,506	7,858,700 *
Reinvestment of Distributions	253,484	260,521
Redeemed	(482,197)	(8,232,083)
Total Institutional Shares Transactions	(202,207)	(112,862)
Investor Servicing Shares
Issued	–	2,016
Reinvestment of Distributions	6,277	8,893
Redeemed	(2,419)	(86,497)
Total Investor Servicing Shares Transactions	3,858	(75,588)
Net Decrease in Shares Outstanding From Share Transactions	(198,349)	(188,450)

*	Includes issuances as a result of in-kind transactions (see Note 13).

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. The permanent differences are primarily related to investments in foreign currency, paydown adjustments, REIT adjustments, passive foreign investment companies, perpetual bond adjustments, GAAP amortized adjustment and India capital gains adjustments.

There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2024.

The tax character of dividends or distributions declared during the years ended October 31:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
2024	$3,115,643	$—	$—	$3,115,643
2023	27,150	—	—	27,150

As October 31, 2024 of the components of accumulated losses on a tax basis were as follows:

Undistributed Ordinary Income	$2,968,941
Capital Loss Carryforwards	(50,447,436)
Unrealized Appreciation	19,149,691
Other Temporary Differences	(77,066)
Total Accumulated Losses	$(28,405,870)

As of October 31, 2024, The Fund has short-term capital losses carried forward of $50,447,436. The Fund utilized $5,410,264 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to mark-to-market on PFIC securities, GAAP amortization adjustment, perpetual bonds and wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2025, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$92,381,090	$17,897,048	$(2,572,688)	$15,324,360

11. Concentration of Risks:

As with all management investment companies, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”) and ability to meet its investment objective.

Market Risk – The risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. The Fund’s NAV per share will fluctuate with the market prices of its portfolio securities. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff.

Asset Allocation Risk – The Fund is subject to asset allocation risk, which is the risk that the Adviser’s allocation of the Fund’s assets among various asset classes will cause the Fund to underperform other funds with a similar investment objective and/ or underperform the markets in which the Fund invests.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall.

Derivatives Risk – The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, correlation risk, liquidity risk and hedging risk. Market Risk is described elsewhere in this section. Leverage risk is the risk that since derivatives may be purchased for a fraction of their value, a relatively small price movement in a derivative may result in an immediate and substantial loss or gain for the Fund, and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. Hedging risk is the risk that derivative instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time. The Fund’s use of forwards and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that a security may be difficult to value. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Small- and Mid-Capitalization Company Risk – Small- and mid-capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

Bond Connect Investing Risk – Trading through Bond Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to the Fund. Furthermore, securities purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Money Markets Unit (“CMU”) maintained with a China-based custodian (either the China Central Depository & Clearing Co. (“CDCC”) or the Shanghai Clearing House (“SCH”)). The Fund’s ownership interest in Bond Connect securities will not be reflected directly in book entry with CDCC or SCH and will instead only be reflected on the books of its Hong Kong sub-custodian. Therefore, the Fund’s ability to enforce rights as a bondholder may depend on CMU’s ability or willingness as record-holder of Bond Connect securities to enforce the Fund’s rights as a bondholder. Additionally, the omnibus manner in which the securities are held could expose the Fund to the risk of its Hong Kong sub-custodian. While the ultimate investors hold a beneficial interest in Bond Connect securities, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, securities purchased through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Risks of Investing in Other Investment Companies – To the extent the Fund invests in other investment companies, such as open-end funds, closed-end funds and ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities held by such other investment companies. As a shareholder of another investment company, the Fund relies on that investment company to achieve its investment objective. If the investment company fails to achieve its objective, the value of the Fund’s investment could decline, which could adversely affect the Fund’s performance. By investing in another investment company, Fund shareholders indirectly bear the Fund’s proportionate share of the fees and expenses of the other investment company, in addition to the fees and expenses that Fund shareholders directly bear in connection with the Fund’s own operations.

Because ETFs and certain closed-end funds are listed on national stock exchanges and are traded like stocks listed on an exchange, their shares potentially may trade at a discount or premium. Investments in ETFs and certain closed-end funds are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. In addition, because the value of ETF and certain closed-end fund shares depends on the demand in the market, the Adviser may not be able to liquidate the Fund’s holdings at the most optimal time, which could adversely affect Fund performance.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Foreign Currency Risk – As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

REITs Risk – REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

Short Sales Risk – A short sale involves the sale of a security that the Fund does not own in the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. Investment in short sales may also cause the Fund to incur expenses related to borrowing securities. Reinvesting proceeds received from short selling may create leverage which can amplify the effects of market volatility on the Fund and, therefore, the Fund’s share price. Theoretically, uncovered short sales have the potential to expose the Fund to unlimited losses.

Fixed Income Market Risk – The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the value of the Fund's fixed income securities will vary inversely with the direction of prevailing interest rates. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund's value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund's liquidity or force the Fund to sell securities into a declining or illiquid market.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Rights and Warrants Risk – Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Preferred Stock Risk – Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Credit Risk – The credit rating or financial condition of an issuer may affect the value of a fixed income security. Generally, the lower the credit quality of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in junk bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads, and extended trade settlement periods, which may cause the Fund to be unable to realize the full value of its investment in a bank loan.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Collateralized Debt Obligations Risk – The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized debt obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying assets, particularly during periods of economic downturn.

Collateralized Loan Obligation Risk. The risks of an investment in a collateralized loan obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the Fund invests. Collateralized loan obligations are generally subject to credit, interest rate, prepayment and extension, valuation and liquidity risks, which are described elsewhere in this section. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn.

Collateralized loan obligations carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest of other payments, (ii) the collateral may decline in value or default, (iii) the Fund may invest in obligations that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and produce disputes with the issuer or unexpected investment results.

Collateralized Bond Obligation Risk. The pool of high yield securities underlying collateralized bond obligations is typically separated into groupings called tranches representing different degrees of credit quality. The higher quality tranches have greater degrees of protection and pay lower interest rates. The lower tranches, with greater risk, pay higher interest rates.

Corporate Fixed Income Securities Risk – Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Foreign Sovereign Debt Securities Risk – The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Bank Obligations Risk – The Fund’s investments in bank obligations are subject to risks generally applicable to debt securities, as well as to the risk of negative events affecting the banking industry. Obligations of foreign banks and foreign branches of U.S. banks are subject to additional risks, including negative political and economic developments in the country in which the bank or branch is located and actions by a foreign government that might adversely affect the payment of principal and interest on such obligations, such as the seizure or nationalization of foreign deposits. Additionally, U.S. and state banking laws and regulations may not apply to foreign branches of U.S. banks, and generally do not apply to foreign banks.

Prepayment and Extension Risk – When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the Fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the Fund’s assets tied up in lower interest debt obligations.

Portfolio Turnover Risk – The Fund is subject to portfolio turnover risk since it may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

Active Trading Risk – The Fund may actively trade which may result in higher transaction costs to the Fund. Active trading tends to be more pronounced during periods of increased market volatility.

Affiliated Fund Risk – Due to its own financial interest or other business considerations, the Adviser may have an incentive to invest a portion of the Fund’s assets in pooled investment vehicles sponsored or managed by the Adviser or its affiliates in lieu of investments directly in portfolio securities, or in lieu of investments in pooled investment vehicles sponsored or managed by others. Similarly, the Adviser may have an incentive to delay or decide against the sale of interests held by the Fund in pooled  investment vehicles sponsored or managed by the Adviser or its affiliates.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Unregistered Funds Risk – Investments in unregistered funds are subject to additional risks beyond those associated with investments in registered investment companies, because investments in unregistered funds do not have the benefit of the protections afforded by the 1940 Act to investors in registered investment companies. In addition, investments in unregistered funds are often illiquid and difficult to value, their marketability may be restricted and the realization of investments from them may take considerable time and/or be costly, in particular because they may have restrictions that allow redemptions only at specific infrequent dates with considerable notice periods and apply lock-ups and/or redemption fees.

U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Repurchase Agreements Risk – Under a repurchase agreement, the seller of a security to the Fund agrees to repurchase the security at a mutually agreed-upon time and price. If the seller in a repurchase agreement transaction defaults on its obligation under the agreement, the Fund may suffer delays and incur costs or lose money in exercising its rights under the agreement.

Reverse Repurchase Agreements Risk – Reverse repurchase agreements involve the sale of securities held by the Fund with an agreement to repurchase the securities at an agreed-upon time and price. Reverse repurchase agreements involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of the securities.

Securities Lending Risk – Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund.

Money Market Instruments Risk – The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to the fund, and there should be no expectation that the sponsor will provide financial support to the fund at any time. Certain money market funds float their net asset value (“NAV”) while others seek to preserve the value of investments at a stable NAV (typically, $1.00 per share). An investment in a money market fund, even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. If the liquidity of a money market fund’s portfolio deteriorates below certain levels, the money market fund may suspend redemptions (i.e., impose a redemption gate) and thereby prevent the Fund from selling its investment in the money market fund or impose a fee of up to 2% on amounts the Fund redeems from the money market fund (i.e., impose a liquidity fee). These measures may result in an investment loss or prohibit the Fund from redeeming shares when the Adviser would otherwise redeem shares. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Fund. A more complete description of risks associated with the Fund is included in the prospectus and statement of additional information.

12. Concentration of Shareholders:

At April 30, 2025, the percentage of total shares outstanding held by shareholders for the Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the individual class shares outstanding, was as follows:

	No. of Shareholder	% Ownership
Institutional Shares	3	91%
Investor Servicing Shares	1	95%

13. In-Kind Transactions:

During the year ended October 31, 2024, the Institutional Class Shares issued shares of beneficial interest in exchange for cash, securities, and interest receivable. The securities were exchanged at their current fair value on the date of the transaction.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

Transaction Date	Shares Issued	Securities at Value	Interest Receivable	Cash
04/30/2024	7,396,598	$51,740,816	$69,873	$28,442,400

14. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

15. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity's chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of the Fund's Adviser, acts as the Fund's CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund's long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund's portfolio managers. The financial information in the form of the Fund's schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment's performance versus the Fund's comparative benchmarks and to make resource allocation decisions for the Fund's single segment, is consistent with that presented within the Fund's financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as "total assets" and significant segment expenses are listed on the accompanying Statement of Operations. .

16. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	PINEBRIDGE DYNAMIC ASSET ALLOCATION FUND APRIL 30, 2025 (Unaudited)

OTHER INFORMATION (FORM N-CSRS ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

NOTES

PineBridge Investments

Park Avenue Tower

65 East 55th Street

New York, NY 10022

1-877-225-4164

Investment Adviser:

PineBridge Investments LLC

Park Avenue Tower

65 East 55th Street

New York, NY 10022

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

PBI-SA-001-1000

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: July 7, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: July 7, 2025